INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2023
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of the partnership’s investment property balances, all of which are considered Level 3 within the fair value hierarchy, for the six months ended June 30, 2023 and the year ended December 31, 2022:

	Six months ended Jun. 30, 2023			Year ended December 31, 2022
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of period	$66,067	$2,518	$68,585	$62,313	$2,300	$64,613
Changes resulting from:
Property acquisitions	1,886	312	2,198	760	—	760
Capital expenditures	377	639	1,016	870	428	1,298
Property dispositions(1)	(418)	(5)	(423)	(307)	(1)	(308)
Fair value (losses) gains, net	(130)	(60)	(190)	(1,122)	64	(1,058)
Foreign currency translation	557	51	608	(1,528)	(149)	(1,677)
Transfer between commercial properties and commercial developments	565	(565)	—	387	(387)	—
Impact of deconsolidation due to loss of control (2)	—	—	—	(575)	—	(575)
Manager Reorganization(3)	—	—	—	6,321	758	7,079
Acquisition of Foreign Investments(3)	11,286	1,408	12,694	—	—	—
Reclassifications to assets held for sale and other changes	(929)	(21)	(950)	(1,052)	(495)	(1,547)
Balance, end of period(4)	$79,261	$4,277	$83,538	$66,067	$2,518	$68,585
(1)Property dispositions represent the fair value on date of sale.
(2)The partnership deconsolidated its investment in a subsidiary as a result of the dilution of its interest. Prior to the transaction, the partnership's interest was consolidated and is now reflected as a financial asset.
(3)See Note 28, Related Parties for further information on the Manager Reorganization and Acquisition of Foreign Investments.
(4)Includes right-of-use commercial properties and commercial developments of $1,125 million and $129 million, respectively, as of June 30, 2023 (December 31, 2022 - $1,045 million and $127 million). Current lease liabilities of $135 million (December 31, 2022 - $122 million) have been included in accounts payable and other liabilities and non-current lease liabilities of $888 million (December 31, 2022 - $810 million) have been included in other non-current liabilities.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Jun. 30, 2023			Dec. 31, 2022
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (years)	Discount rate	Terminal capitalization rate	Investment horizon (years)
Core Office	Discounted cash flow	6.8%	5.4%	11	6.8%	5.4%	11
Core Retail	Discounted cash flow	7.2%	5.3%	10	7.2%	5.3%	10
LP Investments(1)(2)	Discounted cash flow	8.1%	5.8%	9	9.1%	6.3%	8
(1) The valuation method used to value multifamily and manufactured housing properties is the direct capitalization method. At June 30, 2023, the overall implied capitalization rate used for properties using the direct capitalization method was 4.4% (December 31, 2022 - 4.3%).
(2)The weighted average valuation metrics at June 30, 2023 include assets acquired as part of the Acquisition of Foreign Investments. See Note 28, Related Parties for further information.

Schedule of investment properties measured at fair value
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i) in the consolidated financial statements as of December 31, 2022:

	Jun. 30, 2023				Dec. 31, 2022
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office	$—	$—	$21,505	$746	$—	$—	$22,129	$1,355
Core Retail	—	—	19,485	67	—	—	19,438	106
LP Investments	—	—	38,271	3,464	—	—	24,500	1,057
Total	$—	$—	$79,261	$4,277	$—	$—	$66,067	$2,518
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2023 and December 31, 2022:

	Jun. 30, 2023		Dec. 31, 2022
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,277	$577	$2,060	$859
Acquisitions	157	—	353	—
Dispositions	(18)	17	(222)	—
Fair value gains (losses), net and OCI	(51)	(155)	86	(292)
Acquisition of Foreign Investments	22	—	—	—
Other	—	—	—	10
Balance, end of period	$2,387	$439	$2,277	$577

Schedule of fair value measurement of assets sensitivity
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties as of June 30, 2023, for properties valued using the discounted cash flow or direct capitalization method, respectively:

	Jun. 30, 2023
(US$ Millions)	Impact of +25bps DR	Impact of +25bps TCR	Impact of +25bps DR and +25bps TCR or +25bps ICR
Core Office	$432	$663	$1,079
Core Retail	388	648	1,021
LP Investments(1)	557	1,239	1,982
Total	$1,377	$2,550	$4,082
(1)     The valuation method used to value multifamily and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate are not applicable. The impact of the sensitivity analysis on the discount rate includes properties valued using the DCF method as well as properties valued using an overall implied capitalization rate under the direct capitalization method.